Monachil Credit Income Fund
Consolidated Schedule of Investments (Unaudited)
As of September 30, 2026

Principal Amount ($)		Value
	ASSET-BACKED SECURITIES — 3.3%
	CONSUMER ABS — 2.9%
200,000	Auxilior Term Funding LLC Series 2023-1A, Class E, 10.970%, 12/15/2032[1,2]	$200,000
	Carvana Auto Receivables Trust
1,000	Series 2023-P4, Class C, 6.550%, 12/10/2029[1,2]	1,017
1,000	Series 2024-P1, Class C, 5.570%, 7/10/2030[1,2]	996
1,000	Series 2024-P1, Class D, 6.250%, 3/10/2031[1,2]	999
100,000	CP EF Asset Securitization II LLC Series 2023-1X, Class C, 7.560%, 3/15/2032[2]	100,979
55,259	Foundation Finance Trust Series 2023-1X, Class D, 9.180%, 12/15/2043[2]	57,574
100,000	GLS Auto Receivables Trust Series 2023-2X, Class D, 6.310%, 3/15/2029[2]	100,684
90,190	Goodleap Sustainable Home Solutions Trust Series 2023-4CX, Class B, 7.970%, 3/20/2057[2]	47,692
100,000	OneMain Financial Issuance Trust Series 2023-2X, Class D, 7.520%, 9/15/2036[2]	101,924
		611,865
	OTHER ABS — 0.4%
99,268	Lunar Aircraft, Ltd. Series 2020-1A, Class A, 3.376%, 2/15/2045[1,2]	97,744
	TOTAL ASSET-BACKED SECURITIES
	(Cost $729,109)	709,609
	BANK LOANS — 83.1%
	CONSUMER LOAN POOLS — 54.9%
5,906	Capsource II Acquisition 12.000%, 1/24/2035[3]	87,906
4,275,131	Capsource Venture 12.170%, 3/21/2034[3]	4,458,486
195,467	Innovate Master Trust Series 2023-1 17.749%, 11/7/2036[3]	154,589
6,533,294	Stratus Financial LLC 12.568%, 8/6/2034[3,4]	7,001,249
		11,702,230
	CONSUMER LOAN RECEIVABLES — 28.2%
5,948,860	CSPV Portfolio of Receivables 22.748%, 10/3/2035[3]	6,023,860
	TOTAL BANK LOANS
	(Cost $16,960,749)	17,726,090

Monachil Credit Income Fund
Consolidated Schedule of Investments (Unaudited) - Continued
As of September 30, 2026

Number of Shares		Value
	COMMON STOCKS — 3.9%
	INVESTMENT COMPANIES — 3.9%
8,500	BCP Investment Corp.	$57,715
10,000	CION Investment Corp.	70,200
10,000	Crescent Capital BDC, Inc.	91,800
5,000	FS KKR Capital Corp.	54,950
10,000	Goldman Sachs BDC, Inc.	90,900
10,000	Great Elm Capital Corp.	52,800
10,000	MidCap Financial Investment Corp.	87,400
8,000	Morgan Stanley Direct Lending Fund	109,040
20,000	TCG BDC, Inc.	213,800
		828,605
	TOTAL COMMON STOCKS
	(Cost $1,046,516)	828,605

Principal Amount ($)
	U.S. TREASURY BILLS — 18.8%
	GOVERNMENTS — 18.8%
	United States Treasury Bill
1,000,000	3.658%, 10/20/2026	997,971
550,000	3.593%, 10/29/2026	548,356
2,500,000	3.987%, 1/12/2027	2,471,182
		4,017,509
	TOTAL U.S. TREASURY BILLS
	(Cost $4,018,015)	4,017,509
	TOTAL INVESTMENTS — 109.1%
	(Cost $22,754,389)	23,281,813
	Liabilities in Excess of Other Assets — (9.1)%[5]	(1,942,651)
	TOTAL NET ASSETS — 100.0%	$21,339,162

BDC — Business Development Company
LLC — Limited Liability Company
U.S. — United States

[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $300,756, which represents 1.4% of the total net assets of the Fund.
[2]Callable.
[3]Level 3 securities fair valued under procedures establish by the Board of Trustees, represents 83.1% of Net Assets. The total value of these securities is $17,726,090.
[4]Includes $267,955 value attributed to a credit support agreement with the issuer. See Note 2(f)
[5]Includes Cash, Cash equivalents, Dividends and Interest, and Total liabilities.